FINANCIAL INSTRUMENTS - Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest expense | Fair Value Hedges | Interest rate derivatives
Fair Value Hedges
Interest rate derivatives, fair value hedges	$ 20	$ (3)	$ 31	$ (10)
Other, Net | Foreign exchange derivatives | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ (44)	$ 89	$ (68)	$ 109